INCOME TAX EXPENSE / (CREDIT) (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2008
IfrsStatementLineItems [Line Items]
Deferred tax liability (asset)	¥ 0	¥ 0	¥ 0
Deferred tax liabilities	3,266,000	4,408,000	8,704,000
HK [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Dividend withholding tax rate				5.00%
CN [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Dividend withholding tax rate				10.00%
Undistributed earnings value	¥ 75,114,000	¥ 88,164,000	¥ 174,072,000